SEGMENTED INFORMATION - Schedule of Consolidated Revenue Split by Geographical Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 6,407	$ 5,876	$ 5,038
Hydroelectric
Disclosure of operating segments [line items]
Revenues	2,741	2,834	2,689
Wind
Disclosure of operating segments [line items]
Revenues	1,620	1,705	1,213
Solar
Disclosure of operating segments [line items]
Revenues	1,316	943	751
Distributed energy & storage
Disclosure of operating segments [line items]
Revenues	723	380	350
Sustainable solutions
Disclosure of operating segments [line items]
Revenues	7	14	35
North America | Hydroelectric
Disclosure of operating segments [line items]
Revenues	1,243	1,110	1,135
Brazil | Hydroelectric
Disclosure of operating segments [line items]
Revenues	205	235	269
Colombia | Hydroelectric
Disclosure of operating segments [line items]
Revenues	$ 1,293	$ 1,489	$ 1,285